Acquisitions (Details 10) (USD $)	12 Months Ended				12 Months Ended									12 Months Ended					12 Months Ended					12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Retail propane equipment Minimum	Mar. 31, 2014 Retail propane equipment Maximum	Mar. 31, 2014 Vehicles Minimum	Mar. 31, 2014 Vehicles Maximum	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Mar. 31, 2013 Retail Propane Combinations item	Mar. 31, 2013 Retail Propane Combinations Trade names	Mar. 31, 2013 Retail Propane Combinations Customer relationships	Mar. 31, 2013 Retail Propane Combinations Customer relationships Minimum	Mar. 31, 2013 Retail Propane Combinations Customer relationships Maximum	Mar. 31, 2013 Retail Propane Combinations Non-compete agreements	Mar. 31, 2013 Retail Propane Combinations Land	Mar. 31, 2013 Retail Propane Combinations Retail propane equipment	Mar. 31, 2013 Retail Propane Combinations Retail propane equipment Minimum	Mar. 31, 2013 Retail Propane Combinations Retail propane equipment Maximum	Mar. 31, 2013 Retail Propane Combinations Vehicles	Mar. 31, 2013 Retail Propane Combinations Buildings and leasehold improvements	Mar. 31, 2013 Retail Propane Combinations Other	Mar. 31, 2013 Retail Propane Combinations Common units
Acquisitions
Number of business combination agreements	2										6
Number of common units issued to acquire business (in shares)																								850,676
Liabilities assumed in the form of non-compete agreements											$ 6,600,000
General and administrative expense											300,000
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade											8,715,000
Inventory											5,155,000
Other current assets											1,228,000
Property, plant and equipment																	1,945,000	28,763,000			11,344,000	7,052,000	1,201,000
Useful life of property, plant and equipment					2 years	30 years	3 years	25 years	3 years	40 years									5 years	20 years	5 years	30 years
Intangible assets												2,924,000	16,890,000			1,387,000
Useful life of intangible assets														10 years	15 years	5 years
Goodwill	555,220,000	1,107,006,000	167,245,000	8,568,000							21,983,000
Other non-current assets											784,000
Long-term debt											(6,594,000)
Other assumed liabilities											(12,511,000)
Fair value of net assets acquired											90,266,000
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000,000										71,392,000
Value of common units issued																								18,874,000
Total consideration paid											$ 90,266,000